COMMITMENTS	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS

NOTE 6. COMMITMENTS AND CONTINGENCIES

Atieva Merger Agreement

On February 22, 2021, we entered into a Merger Agreement with Merger Sub and Atieva (the “Merger Agreement”), relating to a proposed business combination transaction between us and Atieva.

Pursuant to the Merger Agreement, Merger Sub will merge with and into Atieva with Atieva being the surviving entity in the merger.

The aggregate consideration to be paid to the shareholders of Atieva will be equal to (a) $11,750,000,000 plus (b) (i) all cash and cash equivalents of Atieva and its subsidiaries less (ii) all indebtedness for borrowed money of Atieva and its subsidiaries, in each case as of two business days prior to the closing date. The consideration to the shareholders of Atieva will be paid entirely in shares of Class A common stock, par value $0.0001 per share, of the Company  in an amount equal to $10.00 per share.

In connection with the execution of the Merger Agreement and in order to raise additional proceeds to fund the transactions contemplated therein, the Company entered into the PIPE Subscription Agreements with certain investment funds (“PIPE Investors”). Pursuant to the terms of the PIPE Subscription Agreements, the Company has agreed to issue and sell to the PIPE Investors and the PIPE Investors have agreed to buy 166,666,667 shares of Churchill's Class A common stock at a purchase price of $15.00 per share for an aggregate commitment of $2,500,000,005 (the “PIPE Investment”). The closing of the PIPE Investment is conditioned on all conditions set forth in the Merger Agreement having been satisfied or waived and other customary closing conditions, and the Transactions will be consummated immediately following the closing of the PIPE Investment. The PIPE Subscription Agreements will terminate upon the earlier to occur of (i) the termination of the Merger Agreement and (ii) the mutual written agreement of the parties thereto.

On February 22, 2021, the Company entered into a Voting and Support Agreement with certain of the PIPE Investors owning 204,148,825 shares of Lucid Series D preferred stock and 113,877,589 shares of Lucid Series E preferred stock as of the date of such agreement. Pursuant to the Voting and Support Agreement, such PIPE Investors agreed to vote all of such shares in favor of the adoption and approval of the Merger Agreement and related matters, agreements and transactions as specified in the Voting and Support Agreement, and in opposition to any Acquisition Transaction (as defined in the Merger Agreement) and any and all other proposals that could reasonably be expected to delay, impair, prevent, interfere with, postpone or impede the consummation of the transactions contemplated by the Merger Agreement as specified in the Voting and Support Agreement. The Voting and Support Agreement will automatically terminate upon the earliest of (i) the effective time, (ii) the date of termination of the Merger Agreement in accordance with its terms prior to the effective time of the transactions, (iii) the mutual written consent of the Company and the applicable PIPE Investors and (iv) the time of any modification, amendment or waiver of the Merger Agreement or any other transaction agreement without certain PIPE Investors' consent.

On February 20, 2021, the Company entered into a transactional support agreement with a service provider, pursuant to which the service provider agreed to render certain financial advisory and capital markets advisory services for a potential Business Combination. The Company agreed to pay the service provider a fee of (i) $6,000,000, which is payable upon the consummation of a Business Combination, (ii) $500,000, which is payable upon consummation of the financing and (iii) out-of-pocket expenses not to exceed $125,000 without prior approval. The fee will not be payable in the event the Company does not consummate a Business Combination.

Registration Rights

Pursuant to a registration rights agreement entered into on July 29, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $72,450,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement. The underwriters waived the upfront underwriting discount on 19,982,000 Units, resulting in a reduction of the upfront underwriting discount of $3,996,400. In addition, the underwriters reimbursed the Company an aggregate of $1,000,000 for costs incurred in connection with the Initial Public Offering.

Legal Fees

As of March 31, 2021, the Company incurred legal fees of $5,698,477. These fees will only become due and payable upon the consummation of an initial Business Combination (see Note 12).

NOTE 7. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on July 29, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $72,450,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement. The underwriters waived the upfront underwriting discount on 19,982,000 Units, resulting in a reduction of the upfront underwriting discount of $3,996,400. In addition, the underwriters reimbursed the Company an aggregate of $1,000,000 for costs incurred in connection with the Initial Public Offering.

Legal Fees

As of December 31, 2020, the Company incurred legal fees of $2,152,960. These fees will only become due and payable upon the consummation of an initial Business Combination (see Note 12).